Shareholder Report, Holdings (Details)	Dec. 31, 2024
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Six Flags Entertainment Corp / Six Flags Theme Parks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Roche Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Acushnet Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | United Rentals North America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Transocean Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Kraft Heinz Foods Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Six Flags Entertainment Corp / Six Flags Theme Parks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Roche Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Acushnet Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | United Rentals North America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Transocean Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Kraft Heinz Foods Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton International Select Equity Fund - Institutional Class Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Shelton International Select Equity Fund - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton International Select Equity Fund - Institutional Class Shares | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton International Select Equity Fund - Institutional Class Shares | Canon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton International Select Equity Fund - Institutional Class Shares | Henkel AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton International Select Equity Fund - Institutional Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund - Institutional Class Shares | FUCHS SE-PREF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund - Institutional Class Shares | Santen Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton International Select Equity Fund - Institutional Class Shares | Korean Air Lines Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton International Select Equity Fund - Institutional Class Shares | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton International Select Equity Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Shelton International Select Equity Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Shelton International Select Equity Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Shelton International Select Equity Fund - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Shelton International Select Equity Fund - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Shelton International Select Equity Fund - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton International Select Equity Fund - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Shelton International Select Equity Fund - Investor Class Shares | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Shelton International Select Equity Fund - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton International Select Equity Fund - Investor Class Shares | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton International Select Equity Fund - Investor Class Shares | Canon Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton International Select Equity Fund - Investor Class Shares | Henkel AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton International Select Equity Fund - Investor Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund - Investor Class Shares | FUCHS SE-PREF [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund - Investor Class Shares | Santen Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton International Select Equity Fund - Investor Class Shares | Korean Air Lines Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton International Select Equity Fund - Investor Class Shares | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton International Select Equity Fund - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton International Select Equity Fund - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton International Select Equity Fund - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Shelton International Select Equity Fund - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Shelton International Select Equity Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Shelton International Select Equity Fund - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Shelton International Select Equity Fund - Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Shelton International Select Equity Fund - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton International Select Equity Fund - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Shelton Emerging Markets Fund - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Shelton Emerging Markets Fund - Institutional Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton Emerging Markets Fund - Institutional Class Shares | Korean Air Lines Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Institutional Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Shelton Emerging Markets Fund - Institutional Class Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Shelton Emerging Markets Fund - Institutional Class Shares | Wipro Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Emerging Markets Fund - Institutional Class Shares | Powszechna Kasa Oszczednosci Bank Polski SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Emerging Markets Fund - Institutional Class Shares | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Institutional Class Shares | Old Mutual Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Institutional Class Shares | Iguatemi SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Emerging Markets Fund - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Shelton Emerging Markets Fund - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Shelton Emerging Markets Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Shelton Emerging Markets Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
Shelton Emerging Markets Fund - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Emerging Markets Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
Shelton Emerging Markets Fund - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Shelton Emerging Markets Fund - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Shelton Emerging Markets Fund - Investor Class Shares | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton Emerging Markets Fund - Investor Class Shares | Korean Air Lines Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Investor Class Shares | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Shelton Emerging Markets Fund - Investor Class Shares | Dr Reddy's Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Shelton Emerging Markets Fund - Investor Class Shares | Wipro Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Emerging Markets Fund - Investor Class Shares | Powszechna Kasa Oszczednosci Bank Polski SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Emerging Markets Fund - Investor Class Shares | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Investor Class Shares | Old Mutual Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Investor Class Shares | Iguatemi SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Emerging Markets Fund - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Shelton Emerging Markets Fund - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Shelton Emerging Markets Fund - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Shelton Emerging Markets Fund - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Shelton Emerging Markets Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton Emerging Markets Fund - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
Shelton Emerging Markets Fund - Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Emerging Markets Fund - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
Shelton Emerging Markets Fund - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Emerging Markets Fund - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON CONSUMER SELECT FUND - Institutional Class Shares | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | The Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Gentex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON CONSUMER SELECT FUND - Institutional Class Shares | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON CONSUMER SELECT FUND - Institutional Class Shares | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Skechers USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
ICON CONSUMER SELECT FUND - Investor Class Shares | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
ICON CONSUMER SELECT FUND - Investor Class Shares | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON CONSUMER SELECT FUND - Investor Class Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON CONSUMER SELECT FUND - Investor Class Shares | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | The Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | Gentex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON CONSUMER SELECT FUND - Investor Class Shares | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON CONSUMER SELECT FUND - Investor Class Shares | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
ICON CONSUMER SELECT FUND - Investor Class Shares | Skechers USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON CONSUMER SELECT FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
ICON CONSUMER SELECT FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
ICON CONSUMER SELECT FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
ICON CONSUMER SELECT FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
ICON EQUITY FUND - Institutional Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY FUND - Institutional Class Shares | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON EQUITY FUND - Institutional Class Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON EQUITY FUND - Institutional Class Shares | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY FUND - Institutional Class Shares | Trinity Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY FUND - Institutional Class Shares | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Institutional Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Institutional Class Shares | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Institutional Class Shares | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON EQUITY FUND - Institutional Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON EQUITY FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
ICON EQUITY FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON EQUITY FUND - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON EQUITY FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
ICON EQUITY FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
ICON EQUITY FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON EQUITY FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
ICON EQUITY FUND - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON EQUITY FUND - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
ICON EQUITY FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
ICON EQUITY FUND - Investor Class Shares | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY FUND - Investor Class Shares | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON EQUITY FUND - Investor Class Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON EQUITY FUND - Investor Class Shares | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY FUND - Investor Class Shares | Trinity Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY FUND - Investor Class Shares | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Investor Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Investor Class Shares | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Investor Class Shares | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON EQUITY FUND - Investor Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON EQUITY FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
ICON EQUITY FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON EQUITY FUND - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON EQUITY FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
ICON EQUITY FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
ICON EQUITY FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON EQUITY FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
ICON EQUITY FUND - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON EQUITY FUND - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
ICON EQUITY FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Trinity Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON EQUITY INCOME FUND - Institutional Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON EQUITY INCOME FUND - Institutional Class Shares | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON EQUITY INCOME FUND - Institutional Class Shares | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON EQUITY INCOME FUND - Institutional Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | The Western Union Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | The Chemours Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON EQUITY INCOME FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
ICON EQUITY INCOME FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
ICON EQUITY INCOME FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ICON EQUITY INCOME FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
ICON EQUITY INCOME FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Trinity Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON EQUITY INCOME FUND - Investor Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON EQUITY INCOME FUND - Investor Class Shares | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON EQUITY INCOME FUND - Investor Class Shares | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Investor Class Shares | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON EQUITY INCOME FUND - Investor Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Investor Class Shares | The Western Union Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Investor Class Shares | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Investor Class Shares | The Chemours Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON EQUITY INCOME FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
ICON EQUITY INCOME FUND - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
ICON EQUITY INCOME FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
ICON EQUITY INCOME FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
ICON EQUITY INCOME FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
ICON EQUITY INCOME FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
ICON EQUITY INCOME FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Argo Group US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Finance of America Structured Securities Trust Series 2022-S1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | American Airlines 2013-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | American Airlines 2019-1 Class B Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | United Airlines 2016-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Frontier Issuer LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Argo Group US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Finance of America Structured Securities Trust Series 2022-S1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON FLEXIBLE BOND FUND - Investor Class Shares | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | American Airlines 2013-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Farm Credit Bank of Texas [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | American Airlines 2019-1 Class B Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Investor Class Shares | United Airlines 2016-1 Class A Pass Through Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Frontier Issuer LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | LiveRamp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | LiveRamp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Kornit Digital Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Compass Minerals International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | 3D Systems Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Radius Recycling Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | 3M Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Kornit Digital Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Compass Minerals International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | 3D Systems Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Radius Recycling Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | 3M Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | ALLETE Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | NiSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	85.00%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | ALLETE Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | NiSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	85.00%